Related Party Transactions - Schedule of Related Parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Equipment Purchases Related Parties	¥ (885)	¥ (439)
Sub-contract cost Related Parties		(151)
Rent, utilities and cleaning fees Related Parties	(108)	(606)
Accounts payable- a related party	871		$ 122	¥ 1,089
Xiamen Qiushi Intelligent Network Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Equipment Purchases Related Parties	(885)	(439)
Sub-contract cost Related Parties		(130)
Accounts payable- a related party	¥ 871			1,089
Nature	Purchase of goods and services
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sub-contract cost Related Parties		(21)
Due from related parties				1,194
Nature	Loan to related parties
Xiamen Qiushi Intelligent Network Equipment Co., LTD [Member]
Related Party Transaction [Line Items]
Rent, utilities and cleaning fees Related Parties	¥ (108)	¥ (606)
Due from related parties	¥ 129			129
Nature	Service and commodity purchase from related parties
Amounts due to related parties				84
Nature	Loan from related parties
Fujian Qiushi Intelligent Co., LTD [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 7,750			15,752
Nature	Loan to related parties
Xiamen Xueyoubang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 2,146			5,438
Nature	Loan to related parties
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 456			571
Nature	Loan to related parties
Xiamen Qiushi Intelligent Network Technology Co., Ltd One [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 741			2,777
Nature	Loan to related parties
Zhang Runzhe [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 100
Nature	Loan to related parties
Xiamen Zhanghui investment co., LTD Two [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 2,127			3,152
Nature	Share Transfer
Bengbu Yigong Digital Technology Co., Ltd One [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 445			445
Nature	Service and commodity purchase from related parties
Xiamen Qiushi Intelligent Network Technology Co., LTD Three {Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 284
Nature	Service and commodity purchase from related parties
Zhang Runzhe One [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 5
Nature	Expenses paid on behalf of the Group
Fujian Henduoka Network Technology Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Due from related parties				505
Nature	Fee collection on behalf of the Group
Amounts due to related parties				32
Nature	Service and commodity purchase from related parties
Related Parties [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 14,183		1,980	29,963
Amounts due to related parties	271		$ 38	229
Zhang Andong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 64			64
Nature	Loan from related parties
Zhang Andong One [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 111
Nature	Expenses paid on behalf of the Group
Fujian Qiushi Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties				1
Nature	Expenses paid on behalf of the Group
Tianjiu Shared Intelligent Enterprise Service [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 48			48
Nature	Service and commodity purchase from related parties
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.One [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 48
Nature	Service and commodity purchase from related parties